Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at December 31, 2025	Notional Volumes (1) (2)	Terms	Weighted Average Price (2)	Fair Value Asset (Liability)
WTI Contracts Related to Blending (3)
WTI Fixed – Sell	9.3 MMbbls	January 2026 - December 2026	US$59.15/bbl	25
WTI Fixed – Buy	0.7 MMbbls	January 2026 - December 2026	US$60.14/bbl	(3)
Power Contacts				2
Renewable Power Contracts				11
Other Financial Positions (4)				(25)
Total Fair Value				10
(1)Million barrels ("MMbbls").
(2)    Notional volumes and weighted average price are based on multiple contracts of varying amounts and terms over the respective time period; therefore, the notional volumes and weighted average price may fluctuate from month to month.
(3)    WTI futures contracts are used to help manage price exposure to condensate used for blending. Includes individual WTI contracts with varying terms, the longest of which is 12 months.
(4) Includes risk management positions related to WCS, heavy oil, light oil and condensate differentials, benchmark delivery location spreads, Belvieu and heating oil fixed price contracts, natural gas basis and fixed price contracts, and reformulated blendstock for oxygenate blending gasoline contracts.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

For the years ended December 31,	2025	2024
Realized (Gain) Loss	(22)	46
Unrealized (Gain) Loss	(15)	12
(Gain) Loss on Risk Management	(37)	58
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2025	2024
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	215	196
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(215)	(196)
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2025	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	1	(1)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tied to Production	13	(13)
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(4)	4
Natural Gas Commodity Price	± US$0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	—	—
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	39	(39)

As at December 31, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	20	(20)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tie to Production	(6)	6
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± $0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.25/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	46	(46)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	24	(28)
(1)Excluding WCS at Hardisty.

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2025	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	5,847	—	—	—	5,847
Long-Term Debt (1)	473	2,206	3,633	9,718	16,030
Lease Liabilities (1)	519	922	688	2,719	4,848

As at December 31, 2024	1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	6,242	—	—	—	6,242
Short-Term Borrowings	173	—	—	—	173
Long-Term Debt (1)	526	1,910	1,989	7,286	11,711
Lease Liabilities (1)	538	824	645	2,606	4,613
(1)Principal and interest, including current portion, if applicable.